Note 4. Intangible Assets: Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2017	$ 1,023,981	$ 322,189
2018	867,671	268,564
2019	328,196	148,764
2020	114,975	44,440
2021	91,009	36,857
Thereafter	461,968	137,451
Total	2,887,800	958,265	$ 0
Customer Relationships
2017	612,964	263,749
2018	552,755	217,707
2019	152,206	104,324
2020	0	0
2021	0	0
Thereafter	0	0
Total	$ 1,317,925	$ 585,780
Intangible Assets, Weighted Average Useful Life	25 months	27 months
Permits, Licenses, and Lease Acquisition Costs
2017	$ 99,832	$ 30,440
2018	82,721	30,440
2019	81,165	30,440
2020	81,165	30,440
2021	81,165	30,440
Thereafter	461,968	137,451
Total	$ 888,016	$ 289,651
Intangible Assets, Weighted Average Useful Life	107 months	114 months
Noncompetition Agreements
2017	$ 37,893	$ 14,000
2018	37,893	14,000
2019	37,892	14,000
2020	33,810	14,000
2021	9,844	6,417
Thereafter	0	0
Total	$ 157,332	$ 62,417
Intangible Assets, Weighted Average Useful Life	50 months	53 months
Insurance Contracts and Domain Names
Total	$ 262,477	$ 0
Intangible Assets, Weighted Average Useful Life	19 months
Proprietary Software
2017	$ 93,600
2018	93,600
2019	54,600
2020	0
2021	0
Thereafter	0
Total	$ 241,800	0
Intangible Assets, Weighted Average Useful Life	31 months
Bond Form Library
2017	$ 4,000
2018	4,000
2019	2,333
2020	0
2021	0
Thereafter	0
Total	$ 10,333	0
Intangible Assets, Weighted Average Useful Life	31 months
Non-solicitation Agreements
2017	$ 9,917	14,000
2018	0	6,417
2019	0	0
2020	0	0
2021	0	0
Thereafter	0	0
Total	$ 9,917	$ 20,417
Intangible Assets, Weighted Average Useful Life	9 months	18 months
Insurance Contracts and Licenses
2017	$ 165,775
2018	96,702
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 262,477